AMANA INCOME FUND
Amana Income Fund
Investment Objective
Current income and preservation of capital, consistent with Islamic principles. Current income is its primary objective.
Fees and Expenses
This section describes the fees and expenses that you may pay if you buy and hold shares of the Income Fund.
Shareowner Fees
There are no fees that shareowners pay directly from their investments, such as charges for purchases, redemptions, and exchanges of shares.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMANA INCOME FUND	Income Fund Investor Shares	Income Fund Institutional Shares
Operating Expenses Column [Text]	AMANX	AMINX
Management Fees	0.86%	0.86%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.04%	0.04%
Total Annual Fund Operating Expenses	1.15%	0.90%

Example
The example below is intended to help investors compare the cost of investing in shares of the Income Fund with the cost of investing in other mutual funds.

The example assumes an investor invests $10,000 in shares of the Income Fund for the time periods indicated and then redeems all shares at the end of those periods. The example also assumes that the investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions an investor's expenses would be:
Expense Example - AMANA INCOME FUND - USD ($)	Expense Example, By Year, Column [Text]	1 year	3 years	5 years	10 years
Income Fund Investor Shares	AMANX	117	365	633	1,398
Income Fund Institutional Shares	AMINX	92	287	498	1,108

Portfolio Turnover
The Income Fund may have transaction costs, such as commissions and a bid-ask spread, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in taxable distributions. Personal income taxes, which are not reflected in annual fund operating expenses or in the example, affect your after-tax returns. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.
Principal Investment Strategies
The Income Fund invests primarily in dividend-paying common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. Some of the businesses not permitted are liquor, wine, casinos, pornography, insurance, gambling, pork processing, and interest-based banks or finance associations.

The Income Fund does not make any investments that pay interest. In accordance with Islamic principles, the Fund shall not purchase conventional bonds, debentures, or other interest-paying obligations of indebtedness. Islamic principles discourage speculation, and the Fund tends to hold investments for several years.

The Income Fund diversifies its investments across industries and companies, and generally follows a large-cap value investment style. Common stock purchases are restricted to dividend-paying companies, which are expected to have more stable stock prices and tend to be larger companies.

It is the policy of the Income Fund, under normal circumstances, to invest at least 80% of its assets in income-producing securities, primarily dividend-paying common stocks. The Income Fund may invest in foreign securities.
Principal Risks of Investing
Market risk: The value of Income Fund shares rises and falls as the value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Strategy risk: The Income Fund's restricted ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities, limits investment opportunities and may adversely affect the Fund's performance. Because Islamic principles preclude the use of interest-paying instruments, cash reserves do not earn income.

Foreign investing risk: The Income Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgment of the adviser (Saturna Capital Corporation), warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.
Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Income Fund Investor Shares before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.amanafunds.com.

Best Quarter	Q2 2009	12.39%
Worst Quarter	Q3 2011	-14.15%
The year-to-date return as of the most recent calendar quarter (which ended June 30, 2016) was 7.75%.

Average Annual Total Returns
The table below presents the average annual returns for the Income Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years compare to those of a broad-based market index.
Periods ended December 31, 2015
Average Annual Total Returns - AMANA INCOME FUND	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Income Fund Investor Shares	AMANX	(2.86%)	8.98%	8.47%
Income Fund Investor Shares | Return after taxes on distributions		(4.21%)	8.41%	8.07%
Income Fund Investor Shares | Return after taxes on distributions and sale of Fund shares		(0.46%)	8.23%	7.89%
Income Fund Institutional Shares	AMINX	(2.62%)			6.62%	Sep. 25, 2013
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		1.38%	12.56%	7.30%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. After-tax returns illustrated are only for the Investor Shares; after-tax returns for Institutional Shares will vary. Actual after-tax returns depend on an investor's tax situation and likely differ from those illustrated. After-tax illustrations are not relevant to retirement plans, corporations, trusts, or other investors that are taxed at special rates.

In loss periods, the average after-tax total return may be higher than average annual total return because of an assumed deduction of losses from other income.